SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCOTBER 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

10-01    GER    4500     5.9589       6.75	       Weeden & Co.
10-02    " "    3000     6.1050       6.67	       	""
10-03    " "    2000     6.2080       6.90	       	""
10-06    " "    5000     6.2294       6.93	       	""
10-07    " "    4000     6.1100	  6.91	       	""
10-08    " "    5000     6.2652       7.06	       	""
10-09    " "    4500     6.3898       7.17	       	""
10-10    " "    4000     6.3300	  7.16	       	""
10-13    " "    2500     6.4776       7.23	       	""
10-14    " "    3000     6.4700       7.23	       	""
10-15    " "    4100     6.5390       7.29	       	""
10-16    " "    3000     6.4900       7.31	       	""
10-17    " "    5000     6.5040       7.16	       	""
10-20    " "    3000     6.6520       7.24		     	""
10-21    " "    5000     6.6272       7.29	       	""
10-22    " "    4000     6.5825       7.17	       	""
10-23    " "    2000     6.5000       7.15	       	""
10-24    " "    5000     6.4926       7.11	       	""
10-27    " "    4000     6.5750       7.21	       	""
10-28    " "    2000     6.7860       7.30	       	""
10-30    " "    2000     6.8300       7.41	       	""
10-31    " "    2000     6.8300       7.42	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          11/3/03